Other assets - Deferred financing costs (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred financing costs [Abstract]
Cost	CAD 9,330	CAD 9,601
Accumulated Amortization	8,400	7,396
Net Book Value	930	2,205
Amortization of deferred financing costs	1,961	1,594	CAD 4,326
Interest expense
Deferred financing costs [Abstract]
Amortization of deferred financing costs	1,961	1,594	4,326
Revolving Facilities | Credit facilities
Deferred financing costs [Abstract]
Cost	686	957
Accumulated Amortization	96	426
Net Book Value	590	531
Financing fees incurred in connection with debt modification	686	87
Unamortized deferred financing costs expensed upon redemption of notes	360
Series 1 Debentures | Corporate debentures
Deferred financing costs [Abstract]
Cost	8,644	8,644
Accumulated Amortization	8,304	6,970
Net Book Value	340	1,674
Unamortized deferred financing costs expensed upon redemption of notes	CAD 819	CAD 534	CAD 2,737